UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        10/24/01
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      96

FORM 13F INFORMATION TABLE VALUE TOTAL:      $134,460


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name







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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101      611 175000.00SH       Sole                175000.00
Acacia Research Corp.          COM              003881109      919 100000.00SH       Sole                100000.00
Aeroflex Inc.                  COM              007768104     1650 150000.00SH       Sole                150000.00
Agrium Inc.                    COM              008916108     1458 150000.00SH       Sole                150000.00
Alcoa, Inc.                    COM              013817101      372 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      349 12006.00 SH       Sole                 12006.00
American Management Systems, I COM              027352103      389 32400.00 SH       Sole                 32400.00
Antex Biologics, Inc.          COM              03672W308      330 300000.00SH       Sole                300000.00
Arch Coal, Inc.                COM              039380100     1560 100000.00SH       Sole                100000.00
Atrix Laboratories, Inc.       COM              04962L101     4113 175000.00SH       Sole                175000.00
Axsys Technologies, Inc.       COM              054615109      888 100000.00SH       Sole                100000.00
BB&T Corp.                     COM              054937107      612 16800.00 SH       Sole                 16800.00
BP Amoco PLC                   COM              055622104      502 10215.00 SH       Sole                 10215.00
Bitstream Inc.                 COM              091736108      914 347500.00SH       Sole                347500.00
C-COR.net Corporation          COM              125010108     1233 180000.00SH       Sole                180000.00
CMGI,Inc.                      COM              125750109       12 12000.00 SH       Sole                 12000.00
CONSOL Energy, Inc.            COM              20854P109     1219 56900.00 SH       Sole                 56900.00
CTN Media Group, Inc.          COM              12643W107      160 200000.00SH       Sole                200000.00
Cantel Medical Corp.           COM              138098108     2378 107500.00SH       Sole                107500.00
Caremark Rx, Inc.              COM              141705103     2085 125000.00SH       Sole                125000.00
Century Aluminum Co.           COM              156431108      801 100000.00SH       Sole                100000.00
Citrix Systems, Inc.           COM              177376100      990 50000.00 SH       Sole                 50000.00
Colgate Palmolive Co.          COM              194162103      676 11600.00 SH       Sole                 11600.00
Commerce Bancorp, Inc.         COM              200519106      496  7300.00 SH       Sole                  7300.00
Conexant Systems Inc.          COM              207142100      623 75000.00 SH       Sole                 75000.00
Conoco Inc. Class B            COM              208251405      900 35531.00 SH       Sole                 35531.00
Critical Path, Inc.            COM              22674V100       58 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104     2874 60000.00 SH       Sole                 60000.00
Dell Computer Corp.            COM              247025109      952 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     2752 80000.00 SH       Sole                 80000.00
Dominion Resources, Inc.       COM              25746U109     1988 33500.00 SH       Sole                 33500.00
Doral Financial Corp.          COM              25811p100     1940 50000.00 SH       Sole                 50000.00
E. I. duPont de Nemours & Co., COM              263534109     2194 58472.00 SH       Sole                 58472.00
EXCO Resources,Inc.5% Converti COM              269279303      825 50000.00 SH       Sole                 50000.00
El Paso Corp.                  COM              28336L109      266  6400.00 SH       Sole                  6400.00
Electric Fuel Corp.            COM              284871100      296 200000.00SH       Sole                200000.00
Engineered Support System, Inc COM              292866100     1178 25000.00 SH       Sole                 25000.00
Enterasys Networks, Inc.       COM              293637104      968 150000.00SH       Sole                150000.00
F5 Networks, Inc.              COM              315616102      557 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     1605 100000.00SH       Sole                100000.00
FuelCell Energy, Inc.          COM              35952H106      889 60000.00 SH       Sole                 60000.00
Genencor International Inc.    COM              368709101      740 75000.00 SH       Sole                 75000.00
General Electric Co.           COM              369604103     3189 85716.00 SH       Sole                 85716.00
Gladstone Capital Corporation  COM              376535100     1453 90000.00 SH       Sole                 90000.00
Grant Prideco, Inc.            COM              38821G101      731 120000.00SH       Sole                120000.00
Grey Wolf, Inc.                COM              397888108     1080 600000.00SH       Sole                600000.00
Harrah's Entertainment Inc.    COM              413619107     1621 60000.00 SH       Sole                 60000.00
IGEN International, Inc.       COM              449536101    12109 440000.00SH       Sole                440000.00
Insight Enterprises, Inc.      COM              45765U103      902 63787.00 SH       Sole                 63787.00
Johnson & Johnson              COM              478160104     1738 31372.00 SH       Sole                 31372.00
Kensey Nash Corp.              COM              490057106     2439 127500.00SH       Sole                127500.00
Lehman Brothers Holdings, Inc. COM              524908100      318  5600.00 SH       Sole                  5600.00
Level 8 Systems, Inc.          COM              52729M102      417 245000.00SH       Sole                245000.00
MagneTek, Inc.                 COM              559424106     1836 200000.00SH       Sole                200000.00
Massey Energy Co.              COM              576206106     2930 200000.00SH       Sole                200000.00
Medical Action Industry, Inc.  COM              58449L100     1690 100000.00SH       Sole                100000.00
Merck & Co.                    COM              589331107     5253 78872.00 SH       Sole                 78872.00
Minnesota Mng. & Mfg. Co.      COM              604059105      328  3330.00 SH       Sole                  3330.00
NMS Communications             COM              629248105      312 200000.00SH       Sole                200000.00
Newfield Exploration Co.       COM              651290108     2920 100000.00SH       Sole                100000.00
Novell, Inc.                   COM              670006105      176 48000.00 SH       Sole                 48000.00
Optibase Ltd.                  COM              M7524R108      322 130000.00SH       Sole                130000.00
Packeteer, Inc.                COM              695210104     1196 375000.00SH       Sole                375000.00
Paradigm Genetics Inc.         COM              69900R106     1250 200000.00SH       Sole                200000.00
Patterson-UTI Energy Inc.      COM              703481101      927 75000.00 SH       Sole                 75000.00
Penn Virginia Corp.            COM              707882106      704 25000.00 SH       Sole                 25000.00
Pep Boys-Manny, Moe & Jack     COM              713278109     1397 126400.00SH       Sole                126400.00
Pepsico Inc.                   COM              713448108     1577 32524.00 SH       Sole                 32524.00
Pharmaceutical Resources, Inc. COM              717125108     1788 50000.00 SH       Sole                 50000.00
Pharmanetics Inc.              COM              71713J107     1120 160000.00SH       Sole                160000.00
Phillips-Van Heusen Corp.      COM              718592108      817 82500.00 SH       Sole                 82500.00
Photronics Inc.                COM              719405102     1107 60000.00 SH       Sole                 60000.00
Polycom, Inc.                  COM              73172K104     3412 140000.00SH       Sole                140000.00
Prima Energy Corp.             COM              741901201     1108 50000.00 SH       Sole                 50000.00
Qlogic Corp.                   COM              747277101      570 30000.00 SH       Sole                 30000.00
Redback Networks Inc.          COM              757209101      145 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104     2316 300000.00SH       Sole                300000.00
Riverstone Networks, Inc.      COM              769320102      404 76965.00 SH       Sole                 76965.00
SafeNet Inc.                   COM              78645R107     1845 300000.00SH       Sole                300000.00
Science Dynamics Corp.         COM              808631105       36 301000.00SH       Sole                301000.00
Smith & Wollensky Restaurant G COM              831758107      335 100000.00SH       Sole                100000.00
Spinnaker Exploration Co.      COM              84855W109      708 20000.00 SH       Sole                 20000.00
Sun Microsystems, Inc.         COM              866810104      827 100000.00SH       Sole                100000.00
Symmetricom Inc.               COM              871543104     1414 260000.00SH       Sole                260000.00
Taro Pharmaceutical Industries COM              M8737E108      879 25000.00 SH       Sole                 25000.00
Teledyne Technologies,Inc.     COM              879360105     1595 100000.00SH       Sole                100000.00
Tredegar Corp.                 COM              894650100     2176 128000.00SH       Sole                128000.00
Tyco International             COM              902124106     2730 60000.00 SH       Sole                 60000.00
Unifi, Inc.                    COM              904677101     1230 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     2475 110000.00SH       Sole                110000.00
Wal-Mart Stores, Inc.          COM              931142103     1188 24000.00 SH       Sole                 24000.00
WatchGuard Technologies Inc.   COM              941105108     1532 200000.00SH       Sole                200000.00
Whitehall Jewellers, Inc.      COM              965063100     2232 240000.00SH       Sole                240000.00
Willbros Group, Inc.           COM              969199108     2028 150000.00SH       Sole                150000.00
Wilmington Trust Corp.         COM              971807102     1325 24000.00 SH       Sole                 24000.00
Zale Corp.                     COM              988858106     1986 75000.00 SH       Sole                 75000.00
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